COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of debt securities [line items]
Derivatives	$ 3,795,093	$ 920,381
Debtor balances related to forward operations in foreign currency to be settled in pesos
Disclosure of debt securities [line items]
Derivatives	2,869,609	634,487
Debtor balances related to forward operations in foreign currency
Disclosure of debt securities [line items]
Derivatives	158,431	182,977
Put option taken with Central Bank
Disclosure of debt securities [line items]
Derivatives	$ 767,053	$ 102,917